Segmented Financial Information (Schedule of Property Plant and Equipment by Country) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017	[1]	Dec. 31, 2016
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 2,867	$ 3,874	[1]	$ 4,095		$ 4,095
Canada [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	2,497	3,371
Belgium [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	272	329
Germany [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 98	$ 174

[1]	Restated (Note 5)